Statement of Additional Information Supplement dated September 27, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco Global Health Care Fund
Invesco Global Markets Strategy Fund
Invesco International Total Return Fund
Invesco Premium Income Fund
Invesco Select Companies Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Emerging Market Local Currency Debt Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2012, (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Emerging Market Local Currency Debt Fund
Jack Deino	None	N/A	$100,001 - $500,000
Joseph Portera[4]	$1-$10,000	N/A	$50,001 - $100,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Emerging Market Local Currency Debt Fund
Jack Deino	2	$737.0	8	$2,273.0	1	$68.0
Joseph Portera[4]	2	$800.7	None	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Effective September 18, 2013, Mr. Portera was appointed as portfolio manager of Invesco Emerging Market Local Currency Debt Fund. Information is provided as of July 31, 2013.
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The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Premium Income Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2012, (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Premium Income Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Jack Deino	None	N/A	$100,001 - $500,000
Chris Devine	None	N/A	$500,001 - $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Peter Hubbard	None	N/A	$10,001 - $50,000
Darren Hughes	None	N/A	$500,001 - $1,000,000
Jeffrey Kernagis	None	N/A	None
Joseph Portera[4]	None	N/A	$50,001 - $100,000
Scott Roberts	None	N/A	$100,001 - $500,000
Christian Ulrich	None	N/A	$500,001 - $1,000,000
Scott Wolle	None	N/A	Over $1,000,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles			Other Accounts
	Managed (assets in		Managed (assets in			Managed (assets in
	millions)		millions)			millions)
Portfolio	Number of		Number of			Number of
Manager	Accounts	Assets	Accounts		Assets	Accounts		Assets
Invesco Premium Income Fund
Mark Ahnrud	23	$17,049.9	3	[5]	$1,998.5	9	[6]	$957.8	[6]
Jack Deino	2	$611.0	8		$2,273.0	1		$68.0
Chris Devine	23	$17,049.9	3	[5]	$1,998.5	9	[6]	$957.8	[6]
Scott Hixon	23	$17,049.9	3	[5]	$1,998.5	9	[6]	$957.8	[6]
Peter Hubbard	119	$26,341.1	32		$2,217.2	None		None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Effective September 18, 2013, Mr. Portera was appointed as portfolio manager of Invesco Premium Income Fund. Information is provided as of July 31, 2013.
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	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Darren Hughes	9	$3,849.8	None	None	None	None
Jeffrey Kernagis	17	$12,130.6	1	$52.6	None	None
Joseph Portera[4]	2	$818.6	None	None	None	None
Scott Roberts	9	$3,849.8	1	$27.6	None	None
Christian Ulrich	23	$17,049.9	3 [5]	$1,998.5	9	$957.8
Scott Wolle	23	$17,049.9	3 [5]	$1,998.5	9	$957.8

5	This amount includes 1 fund which pays a performance-based fee with $57.4 M in total assets under management.

6	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
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